Argent Mid Cap ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%
Application Software - 7.8%
2,851	Aspen Technology, Inc. (a)	$604,441
7,848	Descartes Systems Group, Inc. ADR (a)(b)	578,241
1,578	Fair Isaac Corp. (a)	1,068,921
		2,251,603
Asset Management & Custody Banks - 4.2%
16,846	Carlyle Group, Inc.	579,502
18,828	Victory Capital Holdings, Inc. - Class A	639,399
		1,218,901
Automotive Retail - 2.0%
2,524	Asbury Automotive Group, Inc. (a)	573,200

Building Products - 4.8%
5,189	Advanced Drainage Systems, Inc.	460,420
11,020	Builders FirstSource, Inc. (a)	934,276
		1,394,696
Consumer Finance - 2.3%
15,656	OneMain Holdings, Inc.	674,617

Diversified Support Services - 4.9%
1,791	Cintas Corp.	785,300
8,806	Copart, Inc. (a)	620,471
		1,405,771
Electrical Components & Equipment - 4.2%
4,281	AMETEK, Inc.	606,018
4,273	Atkore, Inc. (a)	623,944
		1,229,962
Electronic Equipment & Instruments - 2.6%
2,537	Zebra Technologies Corp. - Class A (a)	761,734

Health Care Facilities - 2.5%
3,024	HCA Healthcare, Inc.	736,193

Health Care Services - 1.8%
4,839	Addus HomeCare Corp. (a)	525,709

Home Furnishings - 2.9%
19,399	Tempur Sealy International, Inc.	829,113

Homebuilding - 5.3%
182	NVR, Inc. (a)	941,599
2,841	TopBuild Corp. (a)	589,763
		1,531,362
Investment Banking & Brokerage - 4.7%
7,291	Houlihan Lokey, Inc.	697,749
2,719	LPL Financial Holdings, Inc.	678,554
		1,376,303

Argent Mid Cap ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
IT Consulting & Other Services - 2.1%
1,840	Gartner, Inc. (a)	$603,170

Life Sciences Tools & Services - 6.7%
5,437	Agilent Technologies, Inc.	771,891
2,302	Charles River Laboratories International, Inc. (a)	504,921
3,366	Medpace Holdings, Inc. (a)	652,600
		1,929,412
Managed Health Care - 1.9%
1,988	Molina Healthcare, Inc. (a)	547,356

Oil & Gas Exploration & Production - 3.3%
15,822	Antero Resources Corp. (a)	414,536
21,912	Marathon Oil Corp.	551,087
		965,623
Oil & Gas Storage & Transportation - 1.8%
3,353	Cheniere Energy, Inc.	527,561

Property & Casualty Insurance - 3.6%
4,295	American Financial Group, Inc.	576,003
11,912	Fidelity National Financial, Inc.	474,812
		1,050,815
Real Estate Services - 2.0%
5,028	Colliers International Group, Inc. ADR (b)	582,343

Research & Consulting Services - 5.5%
6,690	Booz Allen Hamilton Holding Corp.	633,744
8,671	CBIZ, Inc. (a)	434,330
5,241	ICF International, Inc.	521,427
		1,589,501
Semiconductor Equipment - 1.9%
6,297	Entegris, Inc.	536,693

Semiconductors - 1.8%
11,436	Marvell Technology, Inc.	516,335

Specialized Consumer Services - 2.1%
8,815	Service Corp. International	595,277

Specialty Stores - 3.2%
13,738	Bath & Body Works, Inc.	561,472
34,557	Petco Health & Wellness Co., Inc. (a)	355,937
		917,409
Systems Software - 3.0%
14,785	Fortinet, Inc. (a)	878,820

Technology Distributors - 4.6%
6,647	CDW Corp.	1,345,486

Argent Mid Cap ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 5.5%
3,901	Ferguson PLC ADR (b)	$562,134
2,209	United Rentals, Inc.	1,034,983
		1,597,117
	TOTAL COMMON STOCKS (Cost $24,917,908)	28,692,082

MONEY MARKET FUNDS - 1.0%
270,986	First American Government Obligations Fund - Class X, 4.37% (c)	270,986
	TOTAL MONEY MARKET FUNDS (Cost $270,986)	270,986

	TOTAL INVESTMENTS (Cost $25,188,894) - 100.0%	28,963,068
	Other Assets in Excess of Liabilities - 0.0% (d)	11,434
	TOTAL NET ASSETS - 100.0%	$28,974,502

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ARGENT MID CAP ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ARGENT MID CAP ETF

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Argent Mid Cap ETF
Assets*
Common Stocks	$28,692,082	$-	$-	$28,692,082
Money Market Funds	270,986	-	-	270,986
Total Investments in Securities	$28,963,068	$-	$-	$28,963,068

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.